Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jan. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment stated at cost less accumulated depreciation
	January 31, 2022	July 31, 2021
Furniture, fixtures and equipment	$192,193	$187,053
Vehicles	85,298	574,606
Total	277,491	761,659
Less: accumulated depreciation	(93,652)	(189,632)
Property and equipment, net	$183,839	$572,027